Label	Element	Value
VanEck China Growth Leaders ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck® China Growth Leaders ETF	[1]
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	VanEck® China Growth Leaders ETF[1] (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MarketGrader China All-Cap Growth Leaders Index (the “China Index”).
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waivers and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will normally invest at least 80% of its total assets in securities that comprise the Fund’s benchmark index and/or in investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise its benchmark index.
The China Index is comprised of Chinese equity securities which are generally considered by MarketGrader.com Corp. (the “Index Provider”) to exhibit favorable fundamental characteristics according to the Index Provider’sproprietary scoring methodology. For each company eligible for the China Index, the Index Provider creates a numerical score based on indicators measuring four fundamental characteristics, derived from public company filings and stock prices. The four fundamental characteristics are growth, value, profitability and cash flow. The resulting score is a weighted average of these indicators. To be initially eligible for inclusion in the China Index, companies must be domiciled in China and listed on an eligible stock exchange, as determined by the Index Provider. From this universe of companies, the top-ranked names according to the Index Provider’s proprietary score are included, and then weighted according to their free-float market capitalization.
As of December 31, 2021, the China Index included 198 securities of companies with a market capitalization range of between approximately $0.36 billion and $548 billion and a weighted average market capitalization of $69.9 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the China Index by investing in a portfolio of securities that generally replicates the China Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the China Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the China Index.
The Fund will seek to achieve its investment objective by primarily investing directly in A-shares and shares of companies domiciled in China and listed on Chinese or eligible offshore exchanges. A-shares are issued by companies incorporated in the People’s Republic of China (“China” or the “PRC”). A-shares are traded in renminbi (“RMB”) on the Shenzhen or Shanghai Stock Exchanges. The A-share market in China is made available to domestic PRC investors and foreign investors through the Shanghai-Hong Kong Stock Connect Program and the Shenzhen-Hong Kong Stock Connect Program (together, “Stock Connect”), and through licenses obtained under the Renminbi Qualified Foreign Institutional Investor (“RQFII”) or Qualified Foreign Institutional Investor (“QFII”) programs. After obtaining a RQFII or QFII license, the RQFII or QFII would register itself with China’s State Administration of Foreign Exchange (“SAFE”). Because the Fund does not satisfy the criteria to qualify as a RQFII or QFII itself, the Fund intends to invest directly in A-shares via Stock Connect, as described below, or via the license granted to the Fund’s sub-adviser, China Asset Management (Hong Kong) Limited (the “Sub-Adviser”), by CSRC (“RQFII license”). The Sub-Adviser has obtained RQFII status, which the Sub-Adviser will use to invest in A-shares on behalf of the Fund. The Fund may also invest in A-shares listed and traded on the Shanghai and Shenzhen Stock Exchanges through Stock Connect. Stock Connect is a securities trading and clearing program between the Shanghai and Shenzhen Stock Exchanges, the Stock Exchange of Hong Kong Limited, China Securities Depository and Clearing Corporation Limited (“CSDCC”) and Hong Kong Securities Clearing Company Limited (“HKSCC”) designed to permit mutual stock market access between mainland China and Hong Kong by allowing investors to trade and settle shares on each market via their local exchanges. Other exchanges in China may participate in Stock Connect in the future. Purchases of A-shares through Stock Connect are subject to a daily quota which does not belong to the Fund and can only be utilized on a first-come-first-serve basis. Once the daily quota is exceeded, buy orders will be rejected. Accordingly, the Fund's investments in A-shares via Stock Connect will be subject to the abovementioned daily quota limits on daily net purchases.
The Fund may also invest a portion of its assets in swaps, futures contracts and other types of derivative instruments that have economic characteristics that are substantially identical to the economic characteristics of A-shares and shares of Chinese companies, including swaps on the China Index, swaps on the A-shares and shares of Chinese companies which comprise the China Index and/or swaps on funds that seek to replicate the performance of the China Index or funds that invest in A-shares and shares of Chinese companies or the Fund may invest directly in shares of such funds. The notional values of these swaps, futures contracts and other derivative instruments will count towards the Fund’s 80% investment policy and cash and cash equivalents related to the swaps, futures contracts and other derivative instruments will not be counted towards the calculation of total assets. The Fund may also invest in exchange-traded funds (“ETFs”), including ETFs listed on a Hong Kong or other foreign exchange.
The Fund may become “non-diversified” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the China Index. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the China Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the China Index.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the China Index concentrates in an industry or group of industries. As of December 31, 2021, each of the consumer discretionary, consumer staples, health care, industrials and information technology sectors represented a significant portion of the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the China Index concentrates in an industry or group of industries. As of December 31, 2021, each of the consumer discretionary, consumer staples, health care, industrials and information technology sectors represented a significant portion of the Fund.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.
Risk of the RQFII Regime and the Fund’s Principal Investment Strategy. The China Index is comprised of A-shares and shares of companies domiciled in China and listed on Chinese or eligible offshore exchanges. In seeking to replicate the China Index, the Fund intends to invest directly in A-shares through the Sub-Adviser’s RQFII license and Stock Connect and in other shares directly. Because the Fund will not be able to invest in A-shares beyond the limits that may be imposed by Stock Connect and the RQFII, the size of the Fund’s direct investment in A-shares may be limited. In addition, the RQFII license of the Sub-Adviser may be revoked by the Chinese regulators if, among other things, the Sub-Adviser fails to observe China Securities Regulatory Commission (“CSRC”), SAFE and other applicable Chinese regulations. There can be no assurance the Fund could retain a replacement sub-adviser with an RQFII license or other means of investing in A-shares if that became necessary or appropriate for any reason.
The Fund cannot predict what would occur if the RQFII of the Sub-Adviser generally were eliminated, although such an occurrence would likely have a material adverse effect on the Fund, including the requirement that the Sub-Adviser on behalf of the Fund dispose of certain or all of its A-shares holdings, and may adversely affect the willingness and ability of potential swap counterparties to engage in swaps with the Fund linked to the performance of A-shares. These risks are compounded by the fact that there are only a limited number of firms and potential counterparties that have RQFII or QFII status or are willing and able to enter into swap transactions linked to the performance of A-shares. To the extent the Fund invests in swaps, there can be no guarantee that the Fund will be able to invest in appropriate swaps, and the PRC government may at times restrict the ability of firms regulated in the PRC to make such swaps available. Therefore, any such reduction or elimination may have a material adverse effect on the ability of the Fund to achieve its investment objective. If the Fund is unable to obtain sufficient exposure to the performance of the China Index due to the limited availability of investments that provide exposure to the performance of A-shares, the Fund, subject to any necessary regulatory relief, could, among other things, as a defensive measure limit or suspend creations until the Adviser and/or the Sub-Adviser determine that the requisite exposure to the China Index is obtainable. If any of the above events were to occur, the Fund could trade at a significant premium or discount to its net asset value (“NAV”) and could experience substantial redemptions and the Fund could, among other things, change its investment objective by, for example, seeking to track an alternative index focused on Chinese-related stocks other than A-shares or other appropriate investments, or decide to liquidate. Although the regulations on RQFII have recently been revised to relax regulatory restrictions on shore capital management by RQFIIs (including removal of RQFII quota limits and simplifying the repatriation of investment proceeds), it is a very new development that is subject to uncertainties in the implementation in practice, especially at early stages.
There are also risks associated with the taxation of RQFIIs. Please refer to the section titled “PRC Taxation” below for more details.
A-Shares invested via the RQFII will be maintained by a local custodian pursuant to PRC regulations. The Fund may incur losses due to the acts or omissions of the local custodian in execution or settlement of any transaction. Any cash maintained by the local custodian is commingled with cash of other clients of the local custodian. Therefore, in the event of the bankruptcy or liquidation of the local custodian, the Fund may face difficulty and/or encounter delays in recovering such debt, or may not be able to recover it in full or at all, in which case the Fund will suffer losses.
The Fund may also suffer substantial losses if any of the key RQFII key operators or parties defaults, becomes bankrupt or disqualified from performing their obligations.
The Sub-Adviser, as a licensed RQFII, is currently permitted to repatriate RMB daily and is not subject to RMB repatriation restrictions or prior approval, provided that final repatriation of capital and profits at the liquidation of the Fund will be subject to an audit report and tax filing. However, there is no assurance that RQFII may not be subject to restrictions or prior approval requirements in the future. Any additional restrictions imposed on the Sub-Adviser or RQFIIs generally may have an adverse effect on a Fund’s ability to invest directly in A-shares and its ability to meet redemption requests.
If the Fund’s direct investments in A-shares through the Sub-Adviser’s RQFII license become subject to repatriation restrictions, the Fund may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and be subject to income and excise tax at the Fund level. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions before re- qualifying for taxation as a RIC. See the prospectus under “Shareholder Information—Tax Information—Taxes on Distributions” for more information. The Fund may elect, for U.S. federal income tax purposes, to treat Chinese taxes (including withholding taxes) paid by the Fund as paid by its shareholders. Even if the Fund is qualified to make that election and does so, this treatment will not apply with respect to amounts the Fund reserves in anticipation of the imposition of withholding taxes not currently in effect (as discussed above). If these amounts are used to pay any tax liability of the Fund in a later year, they will be treated as paid by the shareholders in such later year, even if they are imposed with respect to income of an earlier year. See the section of this prospectus entitled “Shareholder Information—Tax Information” for a further description of this risk. There is no guarantee that the temporary tax exemption or non-taxable treatment with respect to assets traded via QFIIs and RQFIIs described above will continue to apply.
Special Risk Considerations of Investing in China and A-shares. Investments in securities of Chinese issuers, including A-shares, involve risks and special considerations not typically associated with investments in the U.S. securities markets. These risks may include, among others, (i) more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility, (ii) currency revaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue to support economic reform programs, (vi) limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients), (vii) higher rates of inflation, (viii) greater political, economic and social uncertainty, (ix) market volatility caused by any potential regional or territorial conflicts or natural or other disasters (x) the risk of increased trade tariffs, embargoes, sanctions, investment restrictions and other trade limitations, (xi) custody risks associated with investing via the Stock Connect Program or through a RQFII, where due to requirements regarding establishing a custody account in the joint names of the Fund and the Sub-Adviser the Fund’s assets may not be as well protected from the claims of the Sub-Adviser’s creditors than if the Fund had an account in its name only, (xii) both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable, (xiii) foreign ownership limits of any listed Chinese company and (xiv) the general risks applicable to RQFIIs and the Stock Connect.
The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, interest rates, allocation of resources and capital reinvestment, among others. The Chinese central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well, potentially having a significant adverse effect on economic conditions in China.
The Chinese securities markets are emerging markets characterized by greater price volatility relative to U.S. markets. Liquidity risks may be more pronounced for the A-share market than for Chinese securities markets generally because the A-share market is subject to greater government restrictions and control, including trading suspensions as discussed above. Price fluctuations of A-shares are limited per trading day. In addition, there is less regulation and monitoring of Chinese securities markets and the activities of investors, brokers and other participants than in the United States. Accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be made. In addition, less information may be available to the Fund and other investors than would be the case if the Fund’s investments were restricted to securities of U.S. issuers. There is also generally less governmental regulation of the securities industry in China, and less enforcement of regulatory provisions relating thereto, than in the United States. Moreover, it may be more difficult to obtain a judgment in a court outside the United States.
The A-share market is volatile with a risk of suspension of trading in a particular security or government intervention. Securities on the A-share market, including securities in the China Index, may be suspended from trading without an indication of how long the suspension will last, which may impair the liquidity of such securities.
The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. In addition, the Chinese economy is export-driven and highly reliant on trade. Adverse changes to the economic conditions of its primary trading partners, such as the United States, Japan and South Korea, would adversely impact the Chinese economy and the Fund’s investments. Moreover, a slowdown in other significant economies of the world, such as the United States, the European Union and certain Asian countries, may adversely affect economic growth in China. An economic downturn in China would adversely impact the Fund’s investments.
Emerging markets such as China can experience high rates of inflation, deflation and currency devaluation. The value of the RMB may be subject to a high degree of fluctuation due to, among other things, changes in interest rates, the effects of monetary policies issued by the PRC, the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The income received by the Fund for its investments denominated in RMB will principally be in RMB. The Fund’s exposure to the RMB and changes in value of the RMB versus the U.S. dollar may result in reduced returns for the Fund. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and RMB. The RMB is currently not a freely convertible currency. The Chinese government places strict regulation on RMB and sets the value of the RMB to levels dependent on the value of the U.S. dollar, but the Chinese government has been under pressure to manage the currency in a less restrictive fashion so that it is less correlated to the U.S.
dollar. The Chinese government’s imposition of restrictions on the repatriation of RMB out of mainland China may limit the depth of the offshore RMB market and reduce the liquidity of the Fund’s investments. Under exceptional circumstances, payment of redemptions and/or dividend payment in RMB may be delayed due to the exchange controls and restrictions applicable to RMB. Although offshore RMB (CNH) and onshore RMB (CNY) are the same currency, they trade at different rates. Any divergence between CNH and CNY may adversely impact investors. There may not be sufficient amounts of RMB for the Fund to be fully invested because the Fund has to convert U.S. dollars received from the purchase of Creation Units (defined herein) into RMB to purchase A-shares. As a result, these restrictions may adversely affect the Fund and its investments and may increase the risk of index tracking error.
Risks of Investing through Stock Connect. The Fund may invest in A-shares listed and traded on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through Stock Connect, or on such other stock exchanges in China which participate in Stock Connect from time to time or in the future. Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, purchases of A-shares through Stock Connect are subject to a daily quota which does not belong to the Fund and can only be utilized on a first-come-first-serve basis. Once the daily quota is exceeded, buy orders will be rejected. The Fund's ability to invest in A-Shares may therefore be limited. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested in the PRC, which could pose risks to the Fund. Furthermore, securities purchased via Stock Connect will be held via a book entry omnibus account in the name of HKSCC, Hong Kong’s clearing entity, at the CSDCC. The Fund’s ownership interest in Stock Connect securities will not be reflected directly in book entry with CSDCC and will instead only be reflected on the books of its Hong Kong sub-custodian. The Fund may therefore depend on HKSCC’s ability or willingness as record-holder of Stock Connect securities to enforce the Fund’s shareholder rights. PRC law did not historically recognize the concept of beneficial ownership; while PRC regulations and the Hong Kong Stock Exchange have issued clarifications and guidance supporting the concept of beneficial ownership via Stock Connect, the interpretation of beneficial ownership in the PRC by regulators and courts may continue to evolve. Moreover, Stock Connect A-shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules.
A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in A-shares. Therefore, the Fund’s investments in Stock Connect A-shares are generally subject to PRC securities regulations and listing rules, among other restrictions. Stock Connect is only available on days when markets in both the PRC and Hong Kong are open, which may limit the Fund’s ability to trade when it would be otherwise attractive to do so. Uncertainties in permanent PRC tax rules governing the taxation of income and gains from investments in Stock Connect A-shares could result in unexpected tax liabilities for the Fund. Please refer to the section titled “PRC taxation” below.
The Stock Connect program is a relatively new program and may be subject to further interpretation and guidance. There can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and the PRC, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.
Risks associated with the Science and Technology Innovation Board (also known as the “STAR Board”). The Fund may access securities listed on the STAR Board of the Shanghai Stock Exchange. Listed companies on the STAR Board are usually of an emerging nature with smaller operating scale, focused on emerging sectors such as new technologies and have a limited history. Rapid changes in technology could render obsolete the products and services offered by these listed companies, and cause severe or complete declines in the prices of the securities of such companies.
In general, the securities on the STAR Board are subject to higher fluctuations in securities prices and liquidity and have higher risks and turnover ratios than companies listed on the main board of the Shanghai Stock Exchange. Due to having fewer securities in circulation, securities prices may be more susceptible to manipulation. Securities listed on the STAR Board may be overvalued and such exceptionally high valuations may not be sustainable.
As the STAR Board allows companies to list by way of a registration system, it may be more common and faster for companies listed on the STAR Board to list and delist. If the companies that the Fund invests in are delisted, this may have an adverse impact on the value of the Fund. Also, the rules and regulations regarding companies listed on the STAR Board are less stringent in terms of profitability and share capital than those on the main board of the Shanghai Stock Exchange. Listed companies may list on the STAR Board with neither a track record of profitability nor any obligation to forecast future profitability. Investments in securities listed on the STAR Board may result in significant losses for the Fund and its investors.
PRC Taxation. Currently, there are no specific tax rules relating to investment in A-shares via the Stock Connect and RQFII. Instead, the income and gains from such investment are subject to general PRC tax rules and temporary provisions. Under these provisions, a corporation that does not have permanent establishment in the PRC will be subject to withholding income tax of 10% (“PRC WIT”) on its PRC-sourced income, including but not limited to passive income (e.g. dividends, interest, gains arising from transfer of assets) subject to reduction under an applicable double tax treaty and agreement by PRC tax authorities. Value added tax of 6%, as well as urban maintenance and construction tax, educational surcharge and local educational surcharge (which are all based on value added tax) should also be levied on gains derived from trading of marketable securities.
Under Circular Caishui [2014] No. 79, the PRC Ministry of Finance (MOF) clarified that capital gains on the transfer of A-shares derived by QFIIs and RQFIIs that do not have permanent establishments in the PRC on or after 17 November 2014 are temporarily exempt from PRC WIT. According to Circular Caishui [2014] No. 81 and Circular Caishui [2016] No. 127, the MOF clarified that capital gains realized from the transfer of A-shares via Stock Connect are temporarily exempt from PRC WIT.
The Fund, prior to December 22, 2014, reserved 10% of its realized and unrealized gains from its A-share investments to apply towards withholding tax liability with respect to realized and unrealized gains from the Fund’s investments in A-shares of “land- rich” enterprises, which are companies that have greater than 50% of their assets in land or real properties in the PRC. The tax reserve was reflected in the Fund’s daily NAV calculations as a deduction from the Fund’s NAV. During 2015, revenue authorities in the PRC made arrangements for the collection of capital gains taxes for investments realized between November 17, 2009 and November 16, 2014.
Actual tax imposed by the PRC tax authorities may be different and may be changed from time to time. There is a possibility of the tax rules being changed and taxes being applied retrospectively. As such, any provision for taxation made by the Fund may be excessive or inadequate to meet the final PRC tax liabilities. Consequently, shareholders may be advantaged or disadvantaged depending on the final tax liabilities, the level of provision and the timing of the shareholder's subscription and redemption.
Risk of Investing in Foreign Securities. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments.
Risk of Investing in Emerging Market Issuers. Investments in securities of emerging market issuers are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Emerging markets are more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the United States. Market risks may also include economies that concentrate in only a few industries, securities issues that are held by only a few investors, liquidity issues and limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information. The frequency, availability and quality of financial information about investments in emerging markets varies. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited, and the Fund's passive investment approach does not take account of these risks. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
Foreign Currency Risk. Because all or a portion of the income received by the Fund from its investments and/or the revenues received by the underlying issuer will generally be denominated in foreign currencies, the Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Risk of Investing in the Consumer Discretionary Sector. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of the consumer discretionary sector. The consumer discretionary sector comprises companies whose businesses are sensitive to economic cycles, such as manufacturers of high-end apparel and automobile and leisure companies. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.
Risk of Investing in the Consumer Staples Sector. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of the consumer staples sector. The consumer staples sector comprises companies whose businesses are less sensitive to economic cycles, such as manufacturers and distributors of food and beverages and producers of non-durable household goods and personal products. Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending. Companies in this sector are also affected by changes in government regulation, world events and economic conditions.
Risk of Investing in the Health Care Sector. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of the health care sector. Companies in the health care sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection and are subject to extensive litigation based on product liability and similar claims.
Risk of Investing in the Industrials Sector. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of the industrials sector. The industrials sector comprises companies who produce capital goods used in construction and manufacturing, such as companies that make and sell machinery, equipment and supplies that are used to produce other goods. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.
Risk of Investing in the Information Technology Sector. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies.
Risk of Investing in Swaps. The Fund may invest in swaps on the China Index or on securities comprising the China Index. The Fund may also invest in swaps on other funds that track the China Index or funds that invest in A-shares and shares of offshore listed Chinese companies. The use of swap agreements entails certain risks, which may be different from, and possibly greater than, the risks associated with investing directly in the underlying asset for the swap agreement. Investments in swaps linked to the performance of A-shares and shares of offshore listed Chinese companies are subject to general risks associated with investments in China and A-shares and the RQFII/QFII system discussed above in “Principal Risks of Investing in the Fund—Risk of the RQFII Regime and the Fund’s Principal Investment Strategy.”
Because a swap is an obligation of the counterparty rather than a direct investment in shares, the Fund may suffer losses potentially equal to, or greater than, the full value of the swap if the counterparty to a non-controlled cleared swap fails to perform its obligations under the swap as a result of bankruptcy or otherwise. Any loss would result in a reduction in the NAV of the Fund and may impair the Fund’s ability to achieve its investment objective. The counterparty risk associated with the Fund’s investments is expected to be greater than most other funds because there are only a limited number of counterparties that are willing and able to enter into swaps on shares of Chinese companies. In fact, because there are so few potential counterparties, the Fund, subject to applicable law, may enter into swap transactions with as few as one counterparty at any time.
Investments in swaps may also be subject to liquidity risk if the transaction is particularly large or if the relevant market is illiquid. Due to the limited number of potential swap counterparties, the liquidity risk associated with the Fund’s investments is expected to be greater than most other funds as the Fund may not be able to initiate or liquidate a swap position at an advantageous time or price, which may result in significant losses.
The swap market is subject to extensive regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain Securities and Exchange Commission (“SEC”) and Commodity Futures Trading Commission (“CFTC”) rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Fund costs and expenses and could adversely affect the Fund’s ability, among other things, to enter into or to terminate existing swap agreements or to realize amounts to be received under such agreements. Moreover, certain swap transactions may be subject to the Fund’s limitation on investments in illiquid securities. Because swaps are generally entered into between two parties and may take longer than seven days to be sold or disposed of in the ordinary course of business, certain swaps may be considered to be illiquid.
Investments in swaps require additional ongoing payments to the counterparty to the swap. In addition, the Fund’s investments in swaps and other derivative instruments may be less tax-efficient than direct investment in A-shares and may be subject to special U.S. federal income tax rules that could negatively affect the Fund. Investments in swaps and other derivatives may be subject to special U.S. federal income tax rules that could negatively affect the character, timing and amount of income earned by the Fund (e.g., by causing amounts that would be capital gain to be taxed as ordinary income or to be taken into income earlier than would otherwise be necessary). Also, the Fund may be required to periodically adjust its positions in swaps and derivatives to comply with certain regulatory requirements which may further cause these investments to be less efficient than a direct investment in A-shares. In addition, because the application of these special rules may be uncertain, the manner in which they are applied by the Fund may be determined to be incorrect and, as a result the Fund may be found to have failed to maintain its qualification as a RIC or to be subject to additional U.S. tax liability.
Changes to or new regulations applicable to an ETF’s use of derivatives could potentially limit or impact the Fund’s ability to invest in derivatives and negatively affect the Fund’s performance and ability to pursue its stated investment objectives.
Risk of Investing in Futures. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The prices of futures can be highly volatile and using futures can increase the volatility of the Fund’s NAV and/or lower total return. Additionally, as a result of low collateral deposits normally involved in futures trading, a relatively small movement in the price or value of a futures transaction may result in substantial losses to the Fund, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. Futures contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of a futures contract may not correlate perfectly with the underlying indicator. Even a well-conceived futures transaction may be unsuccessful due to market events. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract. A liquid secondary market may not always exist for the Fund’s futures contract positions at any time.
Risk of Investing in Other Funds. The Fund may invest in shares of other funds, including ETFs. As a result, the Fund will indirectly be exposed to the risks of an investment in the underlying funds. As a shareholder in a fund (as with ETFs), the Fund would bear its ratable share of that entity’s expenses. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders will be absorbing duplicate levels of fees with respect to investments in other funds, including ETFs.
In October 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in another investment company, including the rescission of exemptive relief issued by the SEC permitting such investments in excess of statutory limits. These regulatory changes may adversely impact the Fund’s investment strategies and operations.
Risk of Investing in Small- and Medium-Capitalization Companies. Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.
Risk of Cash Transactions. Unlike other ETFs, the Fund expects to effect its creations and redemptions at least partially for cash, rather than wholly for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.
Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns, although under certain market conditions fixed income securities may have comparable or greater price volatility.
Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. An investment in the Fund may lose money.
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.
Index Tracking Risk. The Fund’s return may not match the return of the China Index for a number of reasons. For example, the Fund incurs a number of operating expenses, including taxes, not applicable to the China Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the China Index, or (to the extent the Fund effects creations and redemptions for cash) raising cash to meet redemptions or deploying cash in connection with newly created Creation Units, which are not factored into the return of the China Index. Transaction costs, including brokerage costs, will decrease the Fund’s NAV to the extent not offset by the transaction fee payable by an Authorized Participant (“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the China Index. Errors in the China Index data, the China Index computations and/or the construction of the China Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the China Index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the China Index provider's errors will be kept by the Fund and its shareholders and any losses or costs resulting from the China Index provider's errors will be borne by the Fund and its shareholders. When the China Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the China Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. The Fund may not be fully invested at times either as a result of cash flows into the Fund (if the Fund effects creations and redemptions for cash) or reserves of cash held by the Fund to meet redemptions or pay expenses. Apart from scheduled rebalances, the China Index provider or its agents may carry out additional ad hoc rebalances to the China Index. Therefore, errors and additional ad hoc rebalances carried out by the China Index provider or its agents to the China Index may increase the costs to and the tracking error risk of the Fund. In addition, the Fund may not invest in certain securities included in the China Index, or invest in them in the exact proportions in which they are represented in the China Index. As discussed above, one or more securities included the China Index may be suspended from trading and such securities would be valued by the China Index at the last closing price. The Fund’s performance may also deviate from the return of the China Index due to legal restrictions or limitations imposed by the governments of certain countries, certain listing standards of the Fund’s listing exchange (the “Exchange”), a lack of liquidity on stock exchanges in which such securities trade, potential adverse tax consequences or other regulatory reasons or legal restrictions or limitations (such as diversification requirements). The Fund may value certain of its investments, underlying securities, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its NAV based on fair value prices and the value of the China Index is based on securities’ closing prices on local foreign markets (i.e., the value of the China Index is not based on fair value prices), the Fund’s ability to track the China Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any) and repatriation may also increase the index tracking risk. The Fund will be required to remit RMB to settle the purchase of A-shares and repatriate RMB to U.S. dollars to settle redemption orders. In the event such remittance is delayed or disrupted, the Fund will not be able to fully replicate the China Index by investing in the relevant A-shares, which may lead to increased tracking error, and may need to rely on borrowings to meet redemptions, which may lead to increased expenses. Because the China Index is priced in Chinese RMB and the Fund is priced in U.S. dollars, the ability of the Fund to track the China Index is in part subject to foreign exchange fluctuations as between the U.S. dollar and the RMB. The Fund’s performance may also deviate from the performance of the China Index due to the impact of withholding taxes, late announcements relating to changes to the China Index and high turnover of the China Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may underperform the China Index when the value of the U.S. dollar increases relative to the value of the RMB. Additionally, the terms of the swaps require the payment of the U.S. dollar equivalent of the RMB distributions and dividends received by the QFII, meaning that the Fund is exposed to foreign exchange risk and fluctuations in value between the U.S. dollar and the RMB. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the China Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the China Index. Changes to the composition of the China Index in connection with a rebalancing or reconstitution of the China Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
Authorized Participant Concentration Risk. The Fund may have a limited number of financial institutions that act as APs, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those APs exit the business, or are unable to or choose not to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a greater discount (or premium) to NAV and possibly face trading halts and/or de-listing. The AP concentration risk may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral.
No Guarantee of Active Trading Market. While Shares are listed on the Exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.
Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
Passive Management Risk. An investment in the Fund involves risks similar to those of investing in any fund invested in equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the China Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Additionally, unusual market conditions may cause the China Index provider to postpone a scheduled rebalance or reconstitution, which could cause the China Index to vary from its normal or expected composition. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares that were bought or sold or the shareholder may be unable to sell his or her Shares. The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the Exchange and the resulting premium or discount to the Shares’ NAV may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. There are various methods by which investors can purchase and sell Shares. Investors should consult their financial intermediaries before purchasing or selling Shares of the Fund.
Non-Diversification Risk. The Fund may become classified as non-diversified under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the China Index. If the Fund becomes non-diversified, it may invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the China Index concentrates in a particular sector or sectors or industry or group of industries. To the extent that the Fund is concentrated in a particular sector or sectors or industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may become classified as non-diversified under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the China Index. If the Fund becomes non-diversified, it may invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index and a broad measure of market performance. Prior to May 1, 2020, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the CSI 300 Index (the “Prior Index”). Therefore, performance information prior to May 1, 2020 reflects the performance of the Fund while seeking to track the Prior Index. As a result, the Fund’s future performance may differ substantially from the performance information shown below. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.vaneck.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index and a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vaneck.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	41.64%	4Q 2014
Worst Quarter:	-30.54%	3Q 2015

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.54%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2021
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to May 1, 2020, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Prior Index. Therefore, the performance information prior to May 1, 2020 reflects the performance of the Fund while seeking to track the Prior Index. Prior to May 1, 2020, the index data included in this table reflects that of the Prior Index, which did not reflect withholding taxes. From May 1, 2020, the index data reflects that of the China Index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	See “License Agreements and Disclaimers” for important information.
VanEck China Growth Leaders ETF | MarketGrader China All-Cap Growth Leaders Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)*
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MarketGrader China All-Cap Growth Leaders Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)*	[2]
1 Year	rr_AverageAnnualReturnYear01	(14.31%)	[2]
5 Years	rr_AverageAnnualReturnYear05	9.31%	[2]
10 Years	rr_AverageAnnualReturnYear10	8.31%	[2]
VanEck China Growth Leaders ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.71%
5 Years	rr_AverageAnnualReturnYear05	18.47%
10 Years	rr_AverageAnnualReturnYear10	16.55%
VanEck China Growth Leaders ETF | VanEck China Growth Leaders ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GLCN
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.90%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.40%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	364
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	689
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,610
Annual Return 2012	rr_AnnualReturn2012	9.54%
Annual Return 2013	rr_AnnualReturn2013	(4.74%)
Annual Return 2014	rr_AnnualReturn2014	49.11%
Annual Return 2015	rr_AnnualReturn2015	0.22%
Annual Return 2016	rr_AnnualReturn2016	(16.16%)
Annual Return 2017	rr_AnnualReturn2017	31.86%
Annual Return 2018	rr_AnnualReturn2018	(28.79%)
Annual Return 2019	rr_AnnualReturn2019	35.40%
Annual Return 2020	rr_AnnualReturn2020	25.95%
Annual Return 2021	rr_AnnualReturn2021	(14.67%)
Label	rr_AverageAnnualReturnLabel	VanEck China Growth Leaders ETF (return before taxes)
1 Year	rr_AverageAnnualReturnYear01	(14.67%)
5 Years	rr_AverageAnnualReturnYear05	6.44%
10 Years	rr_AverageAnnualReturnYear10	5.98%
VanEck China Growth Leaders ETF | VanEck China Growth Leaders ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	VanEck China Growth Leaders ETF (return after taxes distributions)
1 Year	rr_AverageAnnualReturnYear01	(15.83%)
5 Years	rr_AverageAnnualReturnYear05	5.07%
10 Years	rr_AverageAnnualReturnYear10	5.04%
VanEck China Growth Leaders ETF | VanEck China Growth Leaders ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	VanEck China Growth Leaders ETF (return after taxes distributions and sale of Fund Shares)
1 Year	rr_AverageAnnualReturnYear01	(8.10%)
5 Years	rr_AverageAnnualReturnYear05	5.03%
10 Years	rr_AverageAnnualReturnYear10	4.67%
VanEck ChiNext ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck® ChiNext ETF	[5]
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	VanEck® ChiNext ETF[1] (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the ChiNext Index (the “ChiNext Index”).
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waivers and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The ChiNext Index is a free-float adjusted index intended to track the performance of the 100 largest and most liquid stocks listed and trading on the ChiNext Market of the Shenzhen Stock Exchange (the “ChiNext Market”). The ChiNext Index is comprised of China A-shares (“A-shares”).
As of December 31, 2021, the ChiNext Index included 100 securities of companies with a market capitalization range of between approximately $1.99 billion and $215.09 billion and a weighted average market capitalization of $55.83 billion. The ChiNext Index may include securities of medium capitalization companies. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the ChiNext Index by investing in a portfolio of securities that generally replicates the ChiNext Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the ChiNext Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the ChiNext Index.
The Fund will seek to achieve its investment objective by primarily investing directly in A-shares. A-shares are issued by companies incorporated in the People’s Republic of China (“China” or the “PRC”). A-shares are traded in renminbi (“RMB”) on the Shenzhen or Shanghai Stock Exchanges. The A-share market in China is made available to domestic PRC investors and foreign investors through the Shanghai-Hong Kong Stock Connect Program and the Shenzhen-Hong Kong Stock Connect Program (together, “Stock Connect”), and through licenses obtained under the Renminbi Qualified Foreign Institutional Investor (“RQFII”) or a Qualified Foreign Institutional Investor (“QFII”) programs. After obtaining a RQFII or QFII license, the RQFII or QFII would register itself with China’s State Administration of Foreign Exchange (“SAFE”). Because the Fund does not satisfy the criteria to qualify as a RQFII or QFII itself, the Fund intends to invest directly in A-shares via Stock Connect, as described below, or via the license granted to the Fund’s sub-adviser, China Asset Management (Hong Kong) Limited (the “Sub-Adviser”), by CSRC (“RQFII license”). The Sub-Adviser has obtained RQFII status, which the Sub-Adviser will use to invest in A-shares on behalf of the Fund. The Fund may also invest in A-shares listed and traded on the Shanghai and Shenzhen Stock Exchanges through Stock Connect. Stock Connect is a securities trading and clearing program between the Shanghai and Shenzhen Stock Exchanges, the Stock Exchange of Hong Kong Limited, China Securities Depository and Clearing Corporation Limited (“CSDCC”) and Hong Kong Securities Clearing Company Limited (“HKSCC”) designed to permit mutual stock market access between mainland China and Hong Kong by allowing investors to trade and settle shares on each market via their local exchanges. Other exchanges in China may participate in Stock Connect in the future. Purchases of A-shares through Stock Connect are subject to a daily quota which does not belong to the Fund and can only be utilized on a first-come-first-serve basis. Once the daily quota is exceeded, buy orders will be rejected. Accordingly, the Fund's investments in A-shares via Stock Connect will be subject to the abovementioned daily quota limits on daily net purchases.
The Fund may become non-diversified as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the ChiNext Index. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the ChiNext Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Fund.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the ChiNext Index concentrates in an industry or group of industries. As of December 31, 2021, each of the industrials, health care and information technology sectors represented a significant portion of the ChiNext Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the ChiNext Index concentrates in an industry or group of industries. As of December 31, 2021, each of the industrials, health care and information technology sectors represented a significant portion of the ChiNext Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.
Risk of the RQFII Regime and the Fund’s Principal Investment Strategy. The ChiNext Index is comprised of A-shares. In seeking to replicate the ChiNext Index, the Fund intends to invest directly in A-shares through the Sub-Adviser’s RQFII license and Stock Connect and in other shares directly. Because the Fund will not be able to invest in A-shares beyond the limits that may be imposed by Stock Connect and the RQFII, the size of the Fund’s direct investment in A-shares may be limited. In addition, the RQFII license of the Sub-Adviser may be revoked by the Chinese regulators if, among other things, the Sub-Adviser fails to observe SAFE and other applicable Chinese regulations. There can be no assurance the Fund could retain a replacement sub-adviser with an RQFII license or other means of investing in A-shares if that became necessary or appropriate for any reason.
The Fund cannot predict what would occur if the RQFII of the Sub-Adviser generally were eliminated, although such an occurrence would likely have a material adverse effect on the Fund, including the requirement that the Sub-Adviser on behalf of the Fund dispose of certain or all of its A-shares holdings. Therefore, any elimination may have a material adverse effect on the ability of the Fund to achieve its investment objective. If the Fund is unable to obtain sufficient exposure to the performance of the ChiNext Index due to the limited availability of investments that provide exposure to the performance of A-shares, the Fund could, subject to any necessary regulatory relief, among other things, as a defensive measure limit or suspend creations until the Adviser and/or the Sub-Adviser determine that the requisite exposure to the ChiNext Index is obtainable. If any of the above events were to occur, the Fund could trade at a significant premium or discount to its net asset value (“NAV”) and could experience substantial redemptions and the Fund could, among other things, change its investment objective by, for example, seeking to track an alternative index focused on Chinese-related stocks other than A-shares or other appropriate investments, or decide to liquidate. Although the regulations on RQFII have recently been revised to relax regulatory restrictions on offshore capital management by RQFIIs (including removal of RQFII quota limits and simplifying the repatriation of investment proceeds), it is a very new development that is subject to uncertainties in the implementation in practice, especially at early stages.
There are also risks associated with the taxation of RQFIIs. Please refer to the section titled “PRC Taxation” below for more details.
A-Shares invested via the RQFII will be maintained by a local custodian pursuant to PRC regulations. The Fund may incur losses due to the acts or omissions of the local custodian in execution or settlement of any transaction. Any cash maintained by the local custodian is commingled with cash of other clients of the local custodian. Therefore, in the event of the bankruptcy or liquidation of the local custodian, the Fund may face difficulty and/or encounter delays in recovering such debt, or may not be able to recover it in full or at all, in which case the Fund will suffer losses.
The Fund may also suffer substantial losses if any of the RQFII key operators or parties defaults or becomes bankrupt or disqualified from performing their obligations.
The Sub-Adviser, as a licensed RQFII, is currently permitted to repatriate RMB daily and is not subject to RMB repatriation restrictions or prior approval, provided that final repatriation of capital and profits at the liquidation of the Fund will be subject to an audit report and tax filing. However, there is no assurance that RQFII may not be subject to restrictions or prior approval requirements in the future. Any additional restrictions imposed on the Sub-Adviser or RQFIIs generally may have an adverse effect on a Fund’s ability to invest directly in A-shares and its ability to meet redemption requests.
If the Fund’s direct investments in A-shares through the Sub-Adviser’s RQFII license become subject to repatriation restrictions, the Fund may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and be subject to income and excise tax at the Fund level. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions before re- qualifying for taxation as a RIC. See the prospectus under “Shareholder Information—Tax Information—Taxes on Distributions” for more information. The Fund may elect, for U.S. federal income tax purposes, to treat Chinese taxes (including withholding taxes) paid by the Fund as paid by its shareholders. Even if the Fund is qualified to make that election and does so, this treatment will not apply with respect to amounts the Fund reserves in anticipation of the imposition of withholding taxes not currently in effect (as discussed above). If these amounts are used to pay any tax liability of the Fund in a later year, they will be treated as paid by the shareholders in such later year, even if they are imposed with respect to income of an earlier year. See the section of this prospectus entitled “Shareholder Information—Tax Information” for a further description of this risk. There is no guarantee that the temporary tax exemption or non-taxable treatment with respect to assets traded via QFIIs and RQFIIs described above will continue to apply.
Special Risk Considerations of Investing in China and A-shares. Investments in securities of Chinese issuers, including A-shares, involve risks and special considerations not typically associated with investments in the U.S. securities markets. These risks include, among others, (i) more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility, (ii) currency revaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue to support economic reform programs, (vi) limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients), (vii) higher rates of inflation, (viii) greater political, economic and social uncertainty, (ix) market volatility caused by any potential regional or territorial conflicts or natural or other disasters (x) the risk of increased trade tariffs, embargoes, sanctions, investment restrictions and other trade limitations, (xi) custody risks associated with investing via the Stock Connect Program or through a RQFII, where due to requirements regarding establishing a custody account in the joint names of the Fund and the Sub-Adviser the Fund’s assets may not be as well protected from the claims of the Sub-Adviser’s creditors than if the Fund had an account in its name only, (xii) both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable, (xiii) foreign ownership limits of any listed Chinese company and (xiv) the general risks applicable to RQFIIs and the Stock Connect.
The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, interest rates, allocation of resources and capital reinvestment, among others. The Chinese central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well, potentially having a significant adverse effect on economic conditions in China.
The Chinese securities markets are emerging markets characterized by greater price volatility relative to U.S. markets. Liquidity risks may be more pronounced for the A-share market than for Chinese securities markets generally because the A-share market is subject to greater government restrictions and control, including trading suspensions as discussed above. Price fluctuations of A-shares are limited per trading day. In addition, there is less regulation and monitoring of Chinese securities markets and the activities of investors, brokers and other participants than in the United States. Accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be made. In addition, less information may be available to the Fund and other investors than would be the case if the Fund’s investments were restricted to securities of U.S. issuers. There is also generally less governmental regulation of the securities industry in China, and less enforcement of regulatory provisions relating thereto, than in the United States. Moreover, it may be more difficult to obtain a judgment in a court outside the United States.
The A-share market is volatile with a risk of suspension of trading in a particular security or government intervention. Securities on the A-share market, including securities in the ChiNext Index, may be suspended from trading without an indication of how long the suspension will last, which may impair the liquidity of such securities.
The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. In addition, the Chinese economy is export-driven and highly reliant on trade. Adverse changes to the economic conditions of its primary trading partners, such as the United States, Japan and South Korea, would adversely impact the Chinese economy and the Fund’s investments. Moreover, a slowdown in other significant economies of the world, such as the United States, the European Union and certain Asian countries, may adversely affect economic growth in China. An economic downturn in China would adversely impact the Fund’s investments.
Emerging markets such as China can experience high rates of inflation, deflation and currency devaluation. The value of the RMB may be subject to a high degree of fluctuation due to, among other things, changes in interest rates, the effects of monetary policies issued by the PRC, the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The income received by the Fund for its investments denominated in RMB will principally be in RMB. The Fund’s exposure to the RMB and changes in value of the RMB versus the U.S. dollar may result in reduced returns for the Fund. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and RMB. The RMB is currently not a freely convertible currency. The Chinese government places strict regulation on RMB and sets the value of the RMB to levels dependent on the value of the U.S. dollar, but the Chinese government has been under pressure to manage the currency in a less restrictive fashion so that it is less correlated to the U.S. dollar. The Chinese government’s imposition of restrictions on the repatriation of RMB out of mainland China may limit the depth of the offshore RMB market and reduce the liquidity of the Fund’s investments. Under exceptional circumstances, payment of redemptions and/or dividend payment in RMB may be delayed due to the exchange controls and restrictions applicable to RMB. Although offshore RMB (CNH) and onshore RMB (CNY) are the same currency, they trade at different rates. Any divergence between CNH and CNY may adversely impact investors.There may not be sufficient amounts of RMB for the Fund to be fully invested because the Fund has to convert U.S. dollars received from the purchase of Creation Units (defined herein) into RMB to purchase A-shares. As a result, these restrictions may adversely affect the Fund and its investments and may increase the risk of index tracking error.
Risks associated with the ChiNext Market. The Fund may, through the Shenzhen-Hong Kong Stock Connect, access securities listed on the ChiNext Market. Listed companies on the ChiNext Market are usually of an emerging nature with smaller operating scale. They are subject to higher fluctuation in stock prices and liquidity and have higher risks and turnover ratios than companies listed on the main board of the Shenzhen Stock Exchange. Securities listed on the ChiNext may be overvalued and such exceptionally high valuation may not be sustainable. Stock prices may be more susceptible to manipulation due to fewer circulating shares. It may be more common and faster for companies listed on ChiNext to delist. This may have an adverse impact on the Fund if the companies that they invest in are delisted. Also, the rules and regulations regarding companies listed on ChiNext Market are less stringent in terms of profitability and share capital than those on the main board. Investments in the ChiNext Market may result in significant losses for the Fund and its investors.
Risks of Investing through Stock Connect. The Fund may invest in A-shares listed and traded on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through Stock Connect, or on such other stock exchanges in China which participate in Stock Connect from time to time or in the future. Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in Stock Connect A-shares. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested in the PRC, which could pose risks to the Fund. Furthermore, securities purchased via Stock Connect will be held via a book entry omnibus account in the name of HKSCC, Hong Kong’s clearing entity, at the CSDCC. The Fund’s ownership interest in Stock Connect securities will not be reflected directly in book entry with CSDCC and will instead only be reflected on the books of its Hong Kong sub-custodian. The Fund may therefore depend on HKSCC’s ability or willingness as record-holder of Stock Connect securities to enforce the Fund’s shareholder rights. PRC law did not historically recognize the concept of beneficial ownership; while PRC regulations and the Hong Kong Stock Exchange have issued clarifications and guidance supporting the concept of beneficial ownership via Stock Connect, the interpretation of beneficial ownership in the PRC by regulators and courts may continue to evolve. Moreover, Stock Connect A-shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules.
A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in A-shares. Therefore, the Fund’s investments in Stock Connect A-shares are generally subject to PRC securities regulations and listing rules, among other restrictions. Stock Connect is only available on days when markets in both the PRC and Hong Kong are open, which may limit the Fund’s ability to trade when it would be otherwise attractive to do so. Uncertainties in permanent PRC tax rules governing the taxation of income and gains from investments in Stock Connect A-shares could result in unexpected tax liabilities for the Fund. Please refer to the section titled “PRC Taxation” below.
The Stock Connect program is a relatively new program and may be subject to further interpretation and guidance. There can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and the PRC, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.
PRC Taxation. Currently, there are no specific tax rules relating to investment in A-shares via the Stock Connect and RQFII. Instead, the income and gains from such investment are subject to general PRC tax rules and temporary provisions. Under these provisions, a corporation that does not have a permanent establishment in the PRC will be subject to withholding income tax of 10% (“PRC WIT”) on its PRC sourced income, including but not limited to passive income (e.g. dividends, interest, gains arising from transfer of assets), subject to reduction under an applicable double tax treat and agreement by PRC tax authorities. Value added tax of 6%, as well as urban maintenance and construction tax, educational surcharge and local educational surcharge (which are all based on value added tax) should also be levied on gains derived from trading of marketable securities.
Under Circular Caishui [2014] No. 79, the PRC Ministry of Finance (MOF) clarified that capital gains on the transfer of A-shares derived by QFIIs and RQFIIs that do not have a permanent establishment in the PRC on or after 17 November 2014 are temporarily exempt from PRC WIT. According to Circular Caishui [2014] No. 81 and Circular Caishui [2016] No. 127, the MOF clarified that capital gains realized from the transfer of A-shares via Stock Connect are temporarily exempt from PRC WIT.
The Fund, prior to December 22, 2014, reserved 10% of its realized and unrealized gains from its A-share investments to apply towards withholding tax liability with respect to realized and unrealized gains from the Fund’s investments in A-shares of “land-rich” enterprises, which are companies that have greater than 50% of their assets in land or real properties in the PRC. The tax reserve was reflected in the Fund’s daily NAV calculations as a deduction from the Fund’s NAV. During 2015, revenue authorities in the PRC made arrangements for the collection of capital gains taxes for investments realized between November 17, 2009 and November 16, 2014.
Actual tax imposed by the PRC tax authorities may be different and may be changed from time to time. There is a possibility of the tax rules being changed and taxes being applied retrospectively. As such, any provision for taxation made by the Fund may be excessive or inadequate to meet the final PRC tax liabilities. Consequently, shareholders may be advantaged or disadvantaged depending on the final tax liabilities, the level of provision and the timing of the shareholder's subscription and redemption.
Risk of Investing in Foreign Securities. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments.
Risk of Investing in Emerging Market Issuers. Investments in securities of emerging market issuers are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Emerging markets are more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the United States. Market risks may also include economies that concentrate in only a few industries, securities issues that are held by only a few investors, liquidity issues and limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information. The frequency, availability and quality of financial information about investments in emerging markets varies. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited, and the Fund's passive investment approach does not take account of these risks. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
Foreign Currency Risk. Because the Fund’s assets may be invested in securities denominated in foreign currencies, the proceeds received by the Fund from its investments and/or the revenues received by the issuer will generally be in foreign currencies. The Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Risk of Investing in the Health Care Sector. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of the health care sector. Companies in the health care sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection and are subject to extensive litigation based on product liability and similar claims.
Risk of Investing in the Industrials Sector. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of the industrials sector. The industrials sector comprises companies who produce capital goods used in construction and manufacturing, such as companies that make and sell machinery, equipment and supplies that are used to produce other goods. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.
Risk of Investing in the Information Technology Sector. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies.
Risk of Investing in Medium-Capitalization Companies. Medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. Returns on investments in securities of medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.
Risk of Cash Transactions. Unlike other ETFs, the Fund expects to effect its creations and redemptions at least partially for cash, rather than wholly for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.
Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns, although under certain market conditions fixed income securities may have comparable or greater price volatility.
Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. An investment in the Fund may lose money.
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.
Index Tracking Risk. The Fund’s return may not match the return of the ChiNext Index for a number of reasons. For example, the Fund incurs a number of operating expenses, including taxes, not applicable to the ChiNext Index and incurs costs associated with buying and selling securities and entering into derivatives transactions, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the ChiNext Index, or (to the extent the Fund effects creations and redemptions for cash) raising cash to meet redemptions or deploying cash in connection with newly created Creation Units, which are not factored into the return of the ChiNext Index. Transaction costs, including brokerage costs, will decrease the Fund’s NAV to the extent not offset by the transaction fee payable by an Authorized Participant (“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the ChiNext Index. Errors in the ChiNext Index data, the ChiNext Index computations and/or the construction of the ChiNext Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the ChiNext Index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. When the ChiNext Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the ChiNext Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Shareholders should understand that any gains from the ChiNext Index provider's errors will be kept by the Fund and its shareholders and any losses or costs resulting from the ChiNext Index provider's errors will be borne by the Fund and its shareholders. The Fund may not be fully invested at times either as a result of cash flows into the Fund (if the Fund effects creations and redemptions for cash) or reserves of cash held by the Fund to meet redemptions or pay expenses. Apart from scheduled rebalances, the ChiNext Index provider or its agents may carry out additional ad hoc rebalances to the ChiNext Index. Therefore, errors and additional ad hoc rebalances carried out by the ChiNext Index provider or its agents to the Fund’s Index may increase the costs to and the tracking error risk of the Fund. In addition, the Fund may not be able to invest in certain securities included in the ChiNext Index, or invest in them in the exact proportions in which they are represented in the ChiNext Index. As discussed above, one or more securities included the ChiNext Index may be suspended from trading and such securities would be valued by the ChiNext Index at the last closing price. The Fund’s performance may also deviate from the return of the ChiNext Index due to legal restrictions or limitations imposed by the governments of certain countries, certain listing standards of the Fund’s listing exchange (the “Exchange”), a lack of liquidity on stock exchanges in which such securities trade, potential adverse tax consequences or other regulatory reasons or legal restrictions or limitations (such as diversification requirements). The Fund may value certain of its investments, underlying securities, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its NAV based on fair value prices and the value of the ChiNext Index is based on securities’ closing prices on local foreign markets (i.e., the value of the ChiNext Index is not based on fair value prices), the Fund’s ability to track the ChiNext Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any) and repatriation may also increase the index tracking risk. The Fund will be required to remit RMB to settle the purchase of A-shares and repatriate RMB to U.S. dollars to settle redemption orders. In the event such remittance is delayed or disrupted, the Fund will not be able to fully replicate the ChiNext Index by investing in the relevant A-shares, which may lead to increased tracking error, and may need to rely on borrowings to meet redemptions, which may lead to increased expenses. Because the ChiNext Index is priced in Chinese RMB and the Fund is priced in U.S. dollars, the ability of the Fund to track the ChiNext Index is in part subject to foreign exchange fluctuations as between the U.S. dollar and the RMB. The Fund’s performance may also deviate from the performance of the ChiNext Index due to the impact of withholding taxes, late announcements relating to changes to the ChiNext Index and high turnover of the ChiNext Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may underperform the ChiNext Index when the value of the U.S. dollar increases relative to the value of the RMB. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the ChiNext Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the ChiNext Index. Changes to the composition of the ChiNext Index in connection with a rebalancing or reconstitution of the ChiNext Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
Authorized Participant Concentration Risk. The Fund may have a limited number of financial institutions that act as APs, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those APs exit the business, or are unable to or choose not to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a greater discount (or premium) to NAV and possibly face trading halts and/or de-listing. The AP concentration risk may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral.
No Guarantee of Active Trading Market. While Shares are listed on the Exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.
Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
Passive Management Risk. An investment in the Fund involves risks similar to those of investing in any fund invested in equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the ChiNext Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Additionally, unusual market conditions may cause the ChiNext Index provider to postpone a scheduled rebalance or reconstitution, which could cause the ChiNext Index to vary from its normal or expected composition. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares that were bought or sold or the shareholder may be unable to sell his or her Shares. The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the Exchange and the resulting premium or discount to the Shares’ NAV may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. There are various methods by which investors can purchase and sell Shares. Investors should consult their financial intermediaries before purchasing or selling Shares of the Fund.
Non-Diversification Risk. The Fund may become classified as non-diversified under the Investment Company Act of1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the ChiNext Index. If the Fund becomes non-diversified, it may invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the ChiNext Index concentrates in a particular sector or sectors or industry or group of industries. To the extent that the Fund is concentrated in a particular sector or sectors or industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may become classified as non-diversified under the Investment Company Act of1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the ChiNext Index. If the Fund becomes non-diversified, it may invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index and a broad measure of market performance. Prior to December 10, 2021, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the SME-ChiNext 100 Index (the “Prior Index”). Therefore, performance information prior to December 10, 2021 reflects the performance of the Fund tracking the Prior Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.vaneck.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index and a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vaneck.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	49.51%	1Q 2015
Worst Quarter:	-29.80%	3Q 2015

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	49.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.80%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2021
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to December 10, 2021, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Prior Index. Therefore, performance information prior to December 10, 2021 reflects the performance of the Fund while seeking to track the Prior Index. Prior to December 10, 2021, the index data reflects that of the Prior Index. From December 10, 2021, the index data reflects that of the ChiNext Index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	See “License Agreements and Disclaimers” for important information.
VanEck ChiNext ETF | ChiNext Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	ChiNext Index (reflects no deduction for fees, expenses or taxes)*	[6]
1 Year	rr_AverageAnnualReturnYear01	9.12%	[6]
5 Years	rr_AverageAnnualReturnYear05	15.11%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	13.63%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2014
VanEck ChiNext ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.71%
5 Years	rr_AverageAnnualReturnYear05	18.47%
Since Inception	rr_AverageAnnualReturnSinceInception	14.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2014
VanEck ChiNext ETF | SME-ChiNext 100 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2014
VanEck ChiNext ETF | VanEck ChiNext ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CNXT
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.39%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.89%	[8]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.65%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	260
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	470
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,074
Annual Return 2015	rr_AnnualReturn2015	45.94%
Annual Return 2016	rr_AnnualReturn2016	(30.04%)
Annual Return 2017	rr_AnnualReturn2017	19.37%
Annual Return 2018	rr_AnnualReturn2018	(39.72%)
Annual Return 2019	rr_AnnualReturn2019	42.80%
Annual Return 2020	rr_AnnualReturn2020	64.23%
Annual Return 2021	rr_AnnualReturn2021	8.21%
Label	rr_AverageAnnualReturnLabel	VanEck ChiNext ETF (return before taxes)
1 Year	rr_AverageAnnualReturnYear01	8.21%
5 Years	rr_AverageAnnualReturnYear05	12.80%
Since Inception	rr_AverageAnnualReturnSinceInception	10.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2014
VanEck ChiNext ETF | VanEck ChiNext ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	VanEck ChiNext ETF (return after taxes on distributions)
1 Year	rr_AverageAnnualReturnYear01	6.37%
5 Years	rr_AverageAnnualReturnYear05	12.41%
Since Inception	rr_AverageAnnualReturnSinceInception	10.65%
VanEck ChiNext ETF | VanEck ChiNext ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	VanEck ChiNext ETF (return after taxes on distributions and sale of Fund Shares)
1 Year	rr_AverageAnnualReturnYear01	6.16%
5 Years	rr_AverageAnnualReturnYear05	10.27%
Since Inception	rr_AverageAnnualReturnSinceInception	8.90%

[1]	Prior to September 1, 2021, the Fund's name was VanEck Vectors® China Growth Leaders ETF.
[2]	Prior to May 1, 2020, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Prior Index. Therefore, the performance information prior to May 1, 2020 reflects the performance of the Fund while seeking to track the Prior Index. Prior to May 1, 2020, the index data included in this table reflects that of the Prior Index, which did not reflect withholding taxes. From May 1, 2020, the index data reflects that of the China Index.
[3]	“Other Expenses” have been restated to reflect current fees.
[4]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year until at least May 1, 2023. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.
[5]	Prior to December 10, 2021, the Fund's name was VanEck Vectors® ChinaAMC SME-ChiNext ETF.
[6]	Prior to December 10, 2021, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Prior Index. Therefore, performance information prior to December 10, 2021 reflects the performance of the Fund while seeking to track the Prior Index. Prior to December 10, 2021, the index data reflects that of the Prior Index. From December 10, 2021, the index data reflects that of the ChiNext Index.
[7]	“Other Expenses” have been restated to reflect current fees.
[8]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of the Fund’s average daily net assets per year until at least May 1, 2023. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.